Acquisition of Apple Bidco Limited - Schedule of Net Purchase Price (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended			22 Months Ended
	Dec. 31, 2021	Feb. 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Business Acquisition [Line Items]
Holdback Shares reserved on APR Energy acquisition			$ 0	$ 70,600	$ 0
Indemnity claim under acquisition agreement			42,400	$ 0	$ 0
Fairfax Financial Holdings Limited
Business Acquisition [Line Items]
Warrants outstanding term				5 years
Warrants to purchase common shares				5,000,000
Warrants outstanding exercise price (in dollars per share)				$ 13.00
APR Energy
Business Acquisition [Line Items]
Common shares issued	$ 316,800	$ 316,800
Holdback Shares reserved on APR Energy acquisition	70,600	70,600
Less: Contingent consideration asset	(95,200)	(41,500)	$ (95,200)			$ (95,200)
Adjustments, Purchase price adjustment						48,000
Less: Purchase price adjustment	(4,500)	(52,500)
Indemnity claim under acquisition agreement						(53,700)
Net purchase price	$ 287,700	$ 293,400
Adjustments, Net purchase price						$ (5,700)
Shares forfeited				577,139
Common shares previously issued				1,849,641
Shares permanently forfeited for post closing purchase price adjustments				1,122,290
Treasury shares				727,351
Common shares released from holdback	350,138		350,138	318,637		350,138